RNC
                                   MUTUAL FUND
                                   GROUP, INC.



Dear Shareholder:

         We are pleased to present the semi-annual report on the operations of the RNC Money Market Fund for the six month period ended March 31, 1997. Your Fund has continued to exhibit a strong performance record. We sincerely appreciate the confidence you have placed in your Fund's management and extend a special welcome to all new shareholders.

         The average dollar-weighted portfolio maturity of your Fund on March 31, 1997 was 42 days. Purchases continue to be high quality, highly liquid investments which allow adjustment to the portfolio's maturity in the event of a change in the interest rate forecast. Each issue is monitored to assure that it meets our demanding standards of creditworthiness.

         The Fund's portfolio diversification and maturity range will continue to be adjusted based upon the interest rate forecast under fluctuating market conditions.

         We assure you of our continuing dedication to achieve superior investment results, and look forward to continued service to you. If you have any questions concerning your investment, please feel free to contact us.

Sincerely,




ERIC M. BANHAZL                              DANIEL J. GENTER
President                                    President
RNC Mutual Fund Group, Inc.                  RNC Capital Management Co.

                             RNC MONEY MARKET FUND

INVESTMENT PORTFOLIO at March 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Principle Amount     COMMERCIAL PAPER: 69.28%                                                         Market Value
------------------------------------------------------------------------------------------------------------------------------------
  $1,500,000         Allomon Funding Corp., 5.39%, 4/21/97...................................          $ 1,495,508
   2,000,000         Amcor Ltd., 5.70%, 4/24/97..............................................            1,992,717
   2,000,000         Arco British Ltd., 5.32%, 4/3/97........................................            1,999,409
   2,000,000         CC (USA), 5.34%, 4/4/97.................................................            1,999,110
   1,500,000         Coop Track "A", 5.35%, 4/10/97..........................................            1,497,994
   1,500,000         Delaware Funding Corp., 5.45%, 5/13/97..................................            1,490,462
   1,753,000         Holland Limited Securitization, 5.38%, 4/1/97...........................            1,753,000
   1,500,000         JHM Funding, 5.35%, 4/11/97.............................................            1,497,771
   1,500,000         KZH Holding Co., 5.31%, 4/21/97.........................................            1,495,575
   2,000,000         Liberty Mutual, 5.57%, 5/20/97..........................................            1,984,837
   2,000,000         Merrill Lynch, 5.53%, 5/21/97...........................................            1,984,639
   2,000,000         Omnibus Funding Series S (A1), 5.48%, 4/17/97...........................            1,995,129
   2,000,000         Receivables Capital Corp., 5.61%, 4/29/97...............................            1,991,273
   2,000,000         Reliaster Mortgage Company, 5.30%, 4/1/97...............................            2,000,000
   2,000,000         Rose Funding Limited, 5.37%, 4/1/97.....................................            2,000,000
   2,000,000         Three Rivers Funding, 5.37%, 4/7/97.....................................            1,998,210
   2,000,000         Transamerica Financial, 5.62%, 4/21/97..................................            1,984,701
   2,000,000         Triple A-1 Funding Corp., 5.49%, 4/21/97................................            1,993,900
   2,000,000         Woodstreet Funding, 5.36%, 4/14/97......................................            1,996,129
                                                                                                       -----------
                                                                                                        35,150,364
                                                                                                       -----------
                     FEDERAL AGENCY SECURITIES: 6.05%
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000         Student Loan Marketing Association, 5.52%, 2/17/98......................            2,000,000
   1,070,000         Student Loan Marketing Association, 5.57%, 1/21/98......................            1,070,308
                                                                                                       -----------
                                                                                                         3,070,308
                                                                                                       -----------
                     CORPORATE BONDS: 19.95%
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000         Associates Corp. North America, 7.00%, 5/15/97..........................            1,001,465
     815,000         Fleet Financial Group, 7.25%, 10/15/97..................................              821,878
     500,000         General Motors Acceptance Corp., 7.00%, 8/15/97.........................              501,467
   1,000,000         General Motors Acceptance Corp. Medium Term Note,
                        7.45%, 6/2/97........................................................            1,002,180
   1,000,000         Golden West Financial, 10.25%, 5/15/97..................................            1,005,019

See accompanying notes to financial statements.
2

                             RNC MONEY MARKET FUND

INVESTMENT PORTFOLIO at March 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Principle Amount     CORPORATE BONDS, continued                                                       Market Value
------------------------------------------------------------------------------------------------------------------------------------
  $1,000,000         International Lease Finance Corp., 7.12%, 1/15/98.......................          $ 1,012,542
     750,000         NationsBank Corp., 6.625%, 1/15/98......................................              754,341
   1,000,000         Paccar Financial Corp., 7.14%, 3/20/98..................................            1,009,772
   1,000,000         PepsiCo, Inc., 6.875%, 5/15/97..........................................            1,001,131
   1,000,000         PNC Bank N.A., Floating Rate Note, 5.483%, 5/8/97.......................            1,000,000
   1,000,000         Sears Roebuck Co., 9.25%, 8/1/97........................................            1,010,549
                                                                                                       -----------
                                                                                                        10,120,344
                                                                                                       -----------
                     REPURCHASE AGREEMENT: 4.50%
------------------------------------------------------------------------------------------------------------------------------------
2,282,000            Seattle NW Government Repurchase Agreement, 6.60%,
                     dated 3/31/97, due 4/1/97, collateralized by $2,300,000
                     United States Treasury Bond, 6.50%, due 5/31/01.........................            2,282,000
                                                                                                       -----------

                     Total investment portfolio: 99.78%......................................           50,623,016
                     Other assets less liabilities: 0.22%....................................              113,784
                                                                                                       -----------
                     Net assets: 100.00%.....................................................          $50,736,800
                                                                                                       ===========

See accompanying notes to financial statements.

                             RNC MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES - March 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investment portfolio (cost of $50,623,016).............................................          $50,623,016
      Cash...................................................................................                  135
      Interest receivable....................................................................              254,706
      Other assets...........................................................................               67,526
                                                                                                       -----------
                  Total assets...............................................................           50,945,383
                                                                                                       -----------

LIABILITIES:
      Dividends payable......................................................................              190,494
      Investment advisory fees...............................................................               10,414
      Other accrued expenses.................................................................                7,675
                                                                                                       -----------
                  Total liabilities..........................................................              208,583
                                                                                                       -----------

NET ASSETS (equivalent to $1.00 per share based on 50,736,800 shares
      of capital stock outstanding...........................................................          $50,736,800
                                                                                                       ===========

See accompanying notes to financial statements.
4

                             RNC MONEY MARKET FUND

STATEMENT OF OPERATIONS - For the Six Months Ended March 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income interest........................................................................          $ 1,028,695

      Expenses:
            Advisory fees (Note 2)...........................................................               52,351
            Administration fees (Note 2).....................................................               22,440
            Professional fees................................................................               14,419
            Registration expense.............................................................               11,967
            Fund accounting expense..........................................................                8,623
            Custodian expense................................................................                7,541
            Audit fees.......................................................................                6,980
            Directors' fees..................................................................                4,205
            Transfer agent fees..............................................................                4,174
            Insurance expense................................................................                1,700
            Printing & other expenses........................................................                  708
            Miscellaneous expenses...........................................................                3,350
                                                                                                       -----------
                  Total expenses.............................................................              138,458
                                                                                                       -----------

                  Net investment income......................................................              890,237
                                                                                                       -----------

                  Net increase in net assets resulting from operations.......................            $ 890,237
                                                                                                       ===========

See accompanying notes to financial statements.

                             RNC MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Six Months
                                                                               Ended             Year Ended
                                                                           March 31, 1997#   September 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations...................        $ 890,237          $ 1,551,704

Distributions to shareholders from net investment income...............         (890,237)          (1,551,704)

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold........................................       85,672,846          127,532,902
      Proceeds from shares reinvested..................................          170,912              288,093
      Cost of shares redeemed..........................................      (72,850,622)        (121,143,373)
                                                                             -----------         ------------
            Total increase from capital share transactions.............       12,993,136            6,677,622
                                                                             -----------         ------------

            Total increase in net assets...............................       12,993,136            6,677,622

NET ASSETS:
Beginning of the period................................................       37,743,664           31,066,042
                                                                             -----------         ------------

End of period..........................................................      $50,736,800          $37,743,664
                                                                             ===========          ===========

CHANGE IN SHARES:
Shares sold ...........................................................       85,672,846          127,532,902
Shares reinvested......................................................          170,912              288,093
Shares redeemed........................................................      (72,850,622)        (121,143,373)
                                                                             -----------         ------------
Net increase...........................................................       12,993,136            6,677,622
                                                                             ===========          ===========

#Unaudited.

See accompanying notes to financial statements.
6

                             RNC MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
--------------------------------------------------------------------------------------------------------------------
                                               Six Months              For the Years Ended September 30,
                                                  ended                ---------------------------------
                                             March 31, 1997# 1996        1995        1994        1993       1992
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
      of period.........................        $1.000      $1.000      $1.000     $1.000      $1.000      $1.000
                                                ------      ------      ------     ------      ------      ------

Income from investment operations:
      Net investment income.............          .024        .047        .051       .032        .026        .038

Less distributions:
      From net investment income........         (.024)      (.047)      (.051)     (.032)      (.026)      (.038)

Net asset value at end of period........        $1.000      $1.000      $1.000     $1.000      $1.000      $1.000
                                                ======      ======      ======     ======      ======      ======

Total return............................          4.80%*      4.70%       5.10%      3.20%       2.65%       3.83%

Ratios/supplemental data:

Net assets, end of period (000's).......       $50,737     $37,744     $31,066    $43,686     $29,527     $46,563

Ratio of expenses to average
      net assets........................          0.70%*      0.90%       0.80%      0.70%       0.70%       0.80%

Ratio of net investment income to
      average net assets................          4.70%*      4.70%       5.00%      3.20%       2.60%       3.90%

#Unaudited.

*Annualized.

See accompanying notes to financial statements.

                             RNC MONEY MARKET FUND


NOTES TO FINANCIAL STATEMENTS - March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies.

         RNC Money Market Fund ("the Fund"), formerly the RNC Liquid Assets Fund, Inc., is a series of the RNC Mutual Fund Group, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund. The Fund's investment objective is high current income consistent with preservation of capital and liquidity.

                  Portfolio Valuation. Portfolio securities are valued using the amortized cost method, which approximates market value.

                  Federal Income Tax. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to its shareholders. Therefore, no federal income tax provision is required.

                  Distributions to Shareholders. Distributions to shareholders are declared daily from the total of net investment income and net realized gains on investments, if any.

                  Use of Estimates in Financial Statements. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results may differ from these estimates.

                  Other. As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is recognized on the accrual basis.

2. Investment Advisory Fees and Other Transactions with Affiliates.

         The investment advisory fee of $52,351 was paid pursuant to an agreement with RNC Capital Management Co. (RNC). Under the agreement, RNC is responsible for the management of the Fund's portfolio and also provides personnel, facilities, equipment and other services necessary to the management of the Fund. The agreement provides for monthly fees computed at an annual rate of .41% of the Fund's average daily net assets. For the six months ended March 31, 1997, RNC voluntarily waived a portion of the fee, which amounted to .13% of the Fund's average daily net assets.

         Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the
8

                             RNC MONEY MARKET FUND

--------------------------------------------------------------------------------

activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the folowing rate:

               Under $40 million      $40,000
               $40 to $100 million    0.10% of average net assets
               $100 to $200 million   0.05% of average net assets
               over $200 million      0.03% of average net assets

         The Fund paid the Administrator $22,440 for the six months ended March 31, 1997.

         First Fund Distributors, Inc. (the "Underwriter") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Underwriter is an affiliate of the Administrator.

         Certain officers of the Fund are also officers of the Underwriter and Administrator.

         Midvale Securities Corporation (MSC), an affiliate of RNC, waived all fees, in its capacity as Shareholder Servicing Agent, for shareholder related servicing undertaken pursuant to a shareholder-approved plan. The maximum amount of payment to MSC under this plan is 0.25% of the Fund's average daily net assets.

                                                                                               RNC MONEY
                                                                                              MARKET FUND
                              ADVISER                                                         SEMI-ANNUAL
                     RNC Capital Management Co.                                                  REPORT
                      11601 Wilshire Boulevard
                             25th Floor
                   Los Angeles, California 90025


                             CUSTODIAN
                          Star Bank, N.A.
                         425 Walnut Street
                       Cincinnati, Ohio 45202


                           TRANSFER AGENT
                    American Data Services, Inc.
                  24 West Carver Street, 2nd Floor
                     Huntington, New York 11743


                           LEGAL COUNSEL
                 Heller, Ehrman, White & McAuliffe
                          333 Bush Street
                  San Francisco, California 94104                                                 RNC

                                                                                              MUTUAL FUND
                              AUDITORS                                                        GROUP, INC.
                        Tait, Weller & Baker
                       Two Penn Center Plaza
                       Philadelphia, PA 19102




                                                                                             March 31, 1997